LOANS AND ALLOWANCE FOR CREDIT LOSSES (Tables)	12 Months Ended
Dec. 31, 2025
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Schedule of summary of loans

A summary of loans at December 31 is as follows (in thousands):

	2025	2024
Residential real estate	$318,694	$303,156
HELOCs	17,092	15,526
Commercial real estate	370,380	349,369
Commercial and industrial	32,582	39,596
Consumer	63,698	55,592
Total gross loans	802,446	763,239
Unearned discount and net deferred fees and costs	773	742
Total loans	803,219	763,981
Allowance for credit losses	(8,749)	(8,545)
Net loans	$794,470	$755,436

Schedule of activity in the allowance for credit losses by portfolio class

The following table presents the activity in the allowance for credit losses by portfolio class for the year ended December 31, 2025 and 2024 (in thousands):

	Residential		Commercial	Commercial
	Real Estate	HELOCs	Real Estate	and Industrial	Consumer	Total
December 31, 2025
Allowance for credit losses:
Beginning balance	$2,564	$104	$5,396	$313	$168	$8,545
Provision (credit) for credit losses	220	(33)	(41)	264	220	630
Loans charged-off	(63)	—	—	(202)	(180)	(445)
Recoveries	—	—	—	—	19	19
Total ending allowance balance	$2,721	$71	$5,355	$375	$227	$8,749

	Residential		Commercial	Commercial
	Real Estate	HELOCs	Real Estate	and Industrial	Consumer	Total
December 31, 2024
Allowance for credit losses:
Beginning balance	$2,466	$91	$5,091	$275	$153	$8,076
Provision for credit losses	167	13	305	39	76	600
Loans charged-off	(69)	—	—	(1)	(83)	(153)
Recoveries	—	—	—	—	22	22
Total ending allowance balance	$2,564	$104	$5,396	$313	$168	$8,545

Schedule of nonaccrual status of loans

The following tables present the amortized cost in nonaccrual and loans past due over 89 days still on accrual by class of loans as of December 31, 2025 and 2024 (in thousands):

			Loans Past Due Over
	Nonaccrual		89 Days Still Accruing
	2025	2024	2025	2024
Residential real estate	$331	$598	$660	$333
HELOCs	—	—	—	—
Commercial real estate	328	—	—	—
Commercial and industrial	—	29	—	146
Consumer	1	—	75	69
Total	$660	$627	$735	$548

Schedule of aging of the amortized cost in past due loans by class of loans

The following table presents the aging of the amortized cost in past due loans by class of loans as of December 31, 2025 and 2024 (in thousands):

	30‑59	60‑89	Greater Than
	Days	Days	89 Days	Total	Loans Not
	Past Due	Past Due	Past Due	Past Due	Past Due	Total
December 31, 2025
Residential real estate	$—	$1,260	$992	$2,252	$316,442	$318,694
HELOCs	—	—	—	—	17,092	17,092
Commercial real estate	—	—	328	328	370,052	370,380
Commercial and industrial	—	—	—	—	32,582	32,582
Consumer	227	70	75	372	63,326	63,698
Total	$227	$1,330	$1,395	$2,952	$799,494	$802,446

December 31, 2024
Residential real estate	$—	$564	923	$1,487	$301,669	$303,156
HELOCs	149	—	8	157	15,369	15,526
Commercial real estate	—	114	175	289	349,080	349,369
Commercial and industrial	—	—	—	—	39,596	39,596
Consumer	91	93	69	253	55,339	55,592
Total	$240	$771	$1,175	$2,186	$761,053	$763,239

Schedule of financing receivable modified	The following tables present (in thousands) the amortized cost basis of loans at December 31, 2025 and 2024 that were both experiencing financial difficulty and modified during the year ended December 31, 2025 and 2024, by class and by type of modification. The percentage of the amortized cost basis of loans that were modified to borrowers in financial distress as compared to the book value of each class of financing receivable is also presented below:

				Total Class of
	Payment	Term		Financing
	Delay	Extension	Total	Receivable
Commercial	$—	$—	$—	0%
Residential	—	—	—	0%
Consumer	—	—	—	0%
Total	$—	$—	$—	0%

				Total Class of
	Payment	Term		Financing
	Delay	Extension	Total	Receivable
Commercial	$—	$400	$400	0%
Residential	—	—	—	0%
Consumer	—	184	184	0.33%
Total	$—	$584	$584	0.33%

Schedule of risk category of loans and current period gross charge-offs	The following table presents the risk category of loans and current period gross charge-offs as of December 31, 2025 and 2024 by loan segment and vintage year (in thousands):

							Revolving
As of December 31, 2025	2025	2024	2023	2022	2021	Prior	Loans	Total
Commercial & Industrial:
Risk rating
Pass	$9,528	$9,684	$3,143	$2,762	$1,827	$4,891	$564	$32,399
Special mention	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	183	—	183
Doubtful	—	—	—	—	—	—	—	—
Total	$9,528	$9,684	$3,143	$2,762	$1,827	$5,074	$564	$32,582
Commercial & Industrial:
Current period gross write off	$—	$200	$—	$—	$—	$2	$—	$202
Commercial real estate
Risk rating
Pass	$39,066	$39,227	$56,299	$75,765	$50,351	$103,839	$—	$364,547
Special mention	—	—	—	—	—	4,884	—	4,884
Substandard	—	—	327	—	—	622	—	949
Doubtful	—	—	—	—	—	—	—	—
Total	$39,066	$39,227	$56,626	$75,765	$50,351	$109,345	$—	$370,380
Commercial real estate
Current period gross write off	$—	$—	$—	$—	$—	$—	$—	$—
Residential real estate
Payment Performance
Performing	$49,283	$32,818	$44,660	$43,589	$51,302	$96,051	$—	$317,703
Non Performing	—	—	—	—	499	492	—	991
Total	$49,283	$32,818	$44,660	$43,589	$51,801	$96,543	$—	$318,694
Residential real estate
Current period gross write off	$—	$—	$—	$—	$—	$63	$—	$63
HELOC
Payment Performance
Performing	$2,059	$3,693	$4,001	$3,058	$1,396	$2,885	$—	$17,092
Non Performing	—	—	—	—	—	—	—	—
Total	$2,059	$3,693	$4,001	$3,058	$1,396	$2,885	$—	$17,092
HELOC
Current period gross write off	$—	$—	$—	$—	$—	$—	$—	$—
Consumer
Payment Performance
Performing	$16,187	$16,209	$8,128	$5,502	$2,462	$15,135	$—	$63,623
Non Performing	—	20	14	41	—	—	—	75
Total	$16,187	$16,229	$8,142	$5,543	$2,462	$15,135	$—	$63,698
Consumer
Current period gross write off	$—	$24	$35	$45	$18	$58	$—	$180

							Revolving
As of December 31, 2024	2024	2023	2022	2021	2020	Prior	Loans	Total
Commercial & Industrial:
Risk rating
Pass	$10,218	$9,526	$7,123	$2,849	$4,851	$3,252	$1,323	$39,142
Special mention	—	—	—	—	—	—	—	—
Substandard	—	—	114	—	99	241	—	454
Doubtful	—	—	—	—	—	—	—	—
Total	$10,218	$9,526	$7,237	$2,849	$4,950	$3,493	$1,323	$39,596
Commercial & Industrial:
Current period gross write off	$—	$—	$—	$—	$—	$1	$—	$1
Commercial real estate
Risk rating
Pass	$38,844	$50,679	$82,151	$57,936	$35,595	$83,531	$—	$348,736
Special mention	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	633	—	633
Doubtful	—	—	—	—	—	—	—	—
Total	$38,844	$50,679	$82,151	$57,936	$35,595	$84,164	$—	$349,369
Commercial real estate
Current period gross write off	$—	$—	$—	$—	$—	$—	$—	$—
Residential real estate
Payment Performance
Performing	$41,108	$54,289	$49,648	$60,945	$29,934	$66,077	$—	$302,001
Non Performing	—	—	332	—	—	823	—	1,155
Total	$41,108	$54,289	$49,980	$60,945	$29,934	$66,900	$—	$303,156
Residential real estate
Current period gross write off	$—	$—	$—	$—	$—	$69	$—	$69
HELOC
Payment Performance
Performing	$2,893	$3,902	$3,291	$1,133	$693	$3,614	$—	$15,526
Non Performing	—	—	—	—	—	—	—	—
Total	$2,893	$3,902	$3,291	$1,133	$693	$3,614	$—	$15,526
HELOC
Current period gross write off	$—	$—	$—	$—	$—	$—	$—	$—
Consumer
Payment Performance
Performing	$19,236	$10,248	$7,110	$2,964	$3,167	$12,867	$—	$55,592
Non Performing	—	—	—	—	—	—	—	—
Total	$19,236	$10,248	$7,110	$2,964	$3,167	$12,867	$—	$55,592
Consumer
Current period gross write off	$19	$14	$39	$2	$5	$4	$—	$83